Significant Customer Information and Other Information	9 Months Ended
Sep. 30, 2015
Risks and Uncertainties [Abstract]
Significant Customer Information and Other Information

16.    Significant Customer Information and Other Information

Retailer and Distributor Concentration

Retailers and distributors with revenue equal to or greater than 10% of total revenue for 2012, 2013, 2014, and the nine months ended September 30, 2014 and 2015 were as follows:

	December 31,			Nine Months Ended September 30,
	2012	2013	2014	2014	2015
				(unaudited)
A	*	*	13%	12%	15%
B	19%	14%	12	13	12
C	20	14	11	13	12

*	Revenue was less than 10%.

Retailers and distributors that accounted for equal to or greater than 10% of accounts receivable at December 31, 2013 and 2014 and September 30, 2015 were as follows:

	December 31,		September 30, 2015
	2013	2014
			(unaudited)
A	*	*	16%
B	22%	17%	15
C	15	14	15
D	14	13	*
E	*	10	*

*	Accounts receivable were less than 10%.

Geographic and Other Information

Revenue by geographic region, based on ship-to destinations, was as follows (in thousands):

	December 31,			Nine Months Ended September 30,
	2012	2013	2014	2014	2015
				(unaudited)
United States	$67,248	$206,082	$562,553	$296,333	$848,789
Americas excluding United States	—	9,094	38,576	17,154	54,408
Europe, Middle East, and Africa	6,274	25,041	60,699	31,531	123,981
APAC	2,851	30,870	83,605	30,231	119,250

Total	$76,373	$271,087	$745,433	$375,249	$1,146,428

As of December 31, 2013 and 2014 and September 30, 2015, long-lived assets, which represent property and equipment, located outside the United States were $5.3 million, $20.0 million, and $26.6 million, respectively.